SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative 1) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 13, 2017	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Sep. 30, 2018	Sep. 30, 2017	Feb. 06, 2018
Cash, FDIC insured amount		$ 1,100,000		$ 1,100,000		$ 3,000,000
Allowance for doubtful accounts		8,100		8,100		1,800	$ 1,000
Depreciation and amortization				60,300	$ 57,500	117,900	48,700
Deferred revenue		152,100		152,100		159,700	45,900
Advertising expense		4,800	$ 97,500	4,800	248,500	248,600	152,000
Amortization expense		14,000	13,800	28,000	24,700
Accumulated amortization of intangible assets		122,300	94,200	122,300	94,200
Goodwill		1,386,800		1,386,800		1,386,800
Net income attributable to noncontrolling interests		451,100	72,300	778,000	72,300	734,400	0
Net operating loss carryforwards						33,800,000
Federal net operating loss carryforwards						60,200,000
Research Study Funding Agreement [Member] | Horizon Healthcare Services, Inc [Member]
Deferred revenue								$ 125,000
Research Study Funding Agreement [Member] | Cota, Inc [Member]
Deferred revenue								$ 15,000
Furniture and Equipment [Member]
Depreciation and amortization		16,100	15,600	32,300	28,000	$ 60,300	$ 19,700
Accumulated depreciation and amortization		$ 181,500	$ 149,200	$ 181,500	$ 149,200
Furniture and Equipment [Member] | Maximum [Member]
Useful life						5 years
Furniture and Equipment [Member] | Minimum [Member]
Useful life						3 years
Computer Software development [Member]
Intangible asset, useful life							3 years
Capitalized software development costs						$ 101,700
Amortization expense						29,000	$ 29,000
Arcadian Telepsychiatry Services LLC [Member]
Goodwill	$ 1,386,800
Intellectual Property [Member]
Accumulated depreciation and amortization						70,400	39,300
Intellectual Property [Member] | Arcadian Telepsychiatry Services LLC [Member]
Intangible asset, useful life	4 years
Accumulated depreciation and amortization						23,800	0
Acquired intellectual property	$ 109,000
Amortization expense						$ 23,800